COMMONWEALTH INTERNATIONAL SERIES TRUST

On Behalf Of Its Series,

COMMONWEALTH JAPAN FUND (CNJFX)
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND (CNZLX)
COMMONWEALTH GLOBAL FUND (CNGLX)
COMMONWEALTH REAL ESTATE SECURITIES FUND (CNREX)

SUPPLEMENT DATED June 16, 2010

The Prospectus and Statement of Additional Information, each dated March 1, 2010, of each of the series (each a “Fund” and collectively, the “Funds”) of the Commonwealth International Series Trust (the “Trust”) are hereby supplemented with the following new information.

NEW SERVICE PROVIDERS

Effective June 21, 2010, UMB Fund Services, Inc. will replace the Trust’s current service providers as the new transfer agent and administrator.

ADDRESS OF FUND

Beginning June 21, 2010, inquiries concerning shareholder accounts and orders to purchase or redeem shares of a Fund should be addressed to:

By First Class Mail	Express Mail or
Commonwealth International Series Trust	Overnight Deliveries:
c/o UMB Fund Services, Inc.	Commonwealth International Series Trust
PO Box 2175	c/o UMB Fund Services, Inc.
Milwaukee WI 53201-2175	803 W. Michigan St.
Milwaukee WI 53233-2301

WIRING INSTRUCTIONS

Beginning June 21, 2010, prior to investing by wire, please call (888) 345-1898 to advise the Fund of your investment and to receive further wiring instructions.

PAYMENT OF REDEMPTION PROCEEDS

If a shareholder requests that redemption be made by wire transfer a $15.00 fee will be charged and deducted from the proceeds.

Medallion Signature Guarantee. In addition to the requirements discussed above, a Medallion signature guarantee will be required for:

•	Redemptions made by wire transfer to a bank other than the bank of record;

•	Redemptions mailed to an address other than the address on the account or to an address that has been changed within 15 days of the redemption request;
•	Redemptions over $50,000;
•	Adding the telephone redemption option to an existing account;
•	Changing ownership of your account; or
•	Adding or changing automated bank instructions to an existing account.

The Funds reserve the right to require a Medallion signature guarantee under other circumstances. Medallion signature guarantees may generally be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

FURTHER INFORMATION

Beginning June 21, 2010, please contact the Trust toll-free at (888) 345-1898 for further information regarding your investment in a Fund. You may also obtain additional copies of the Funds’ Prospectus and Statement of Additional Information, free of charge, by writing to Commonwealth International Series Trust, [Name of Fund], c/o UMB Fund Services, Inc. at P.O. Box 2175, Milwaukee, WI, 53201-2175, or by calling the Trust toll-free at the number provided above.